PREPAID EXPENSES AND OTHER CURRENT ASSETS (Details Narrative)	Jun. 30, 2026
Defined Benefit Plan Disclosure [Line Items]
Accounts receivable percentage	0.70%
Related Party [Member]
Defined Benefit Plan Disclosure [Line Items]
Accounts receivable percentage	18.20%